Operating revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Revenue
Revenue from sanitation services (i)	R$ 24,761,056	R$ 23,894,855	R$ 21,513,442
Construction revenue	14,437,363	6,225,871	5,600,332
FAUSP (a)	(966,169)	(395,179)
Financial asset of the concession (ii)	1,676,434	9,151,310
PIS and Cofins	(1,702,667)	(2,632,653)	(1,457,125)
Regulation, Control and Oversight Fee (TRCF) (iii)	(113,967)	(98,727)	(84,593)
Operating revenue	R$ 38,092,050	R$ 36,145,477	R$ 25,572,056